Interest expense and other financial income & expense (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of components of interest expense
Interest expense

($ millions)	2022	2021	2020
Interest expense on financial debts	(110)	(95)	(94)
Interest expense from discounting long-term liabilities	(9)	(12)	(17)
Interest expense on lease liabilities	(15)	(13)	(13)
Total interest expense	(134)	(120)	(124)

Disclosure of components of other financial income & expense
Other financial income & expense

($ millions)	2022	2021	2020
Interest income	16	3	6
Loss on extinguishment of financial debt	(5)	—	—
Other financial expense	(12)	(10)	(9)
Monetary loss from hyperinflation accounting	(16)	(6)	(4)
Currency result, net	(58)	(29)	(22)
Total other financial income & expense	(75)	(42)	(29)